Acquisitions and Disposals - Summary of Derecognized Assets And Liabilities Related To Deconsolidation Of Subsidiaries (Details) - CAD ($) $ in Thousands	Nov. 30, 2017	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Business Combinations [Line Items]
Property, plant and equipment		$ 1,096,340	$ 303,682	$ 96,270
Intangible assets		519,556	101,526	162,263
Goodwill		1,544,055	314,923	$ 241,371
Accounts payable, accrued and other liabilities		(226,533)	(89,571)
Deferred tax liability		$ (96,031)	(33,536)
Agripharm
Disclosure Of Business Combinations [Line Items]
Current assets	$ 2,043
Property, plant and equipment	6,962
Intangible assets	26,282
Goodwill	2,259		$ 2,259
Accounts payable, accrued and other liabilities	(2,267)
Deferred tax liability	(5,699)
Net assets disposed	29,580
Fair value of retained interest	38,400
Gain on disposal of consolidated entity	$ 8,820